Public Offering	12 Months Ended
Dec. 31, 2023
Public Offering [Abstract]
PUBLIC OFFERING

NOTE 3. PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 25,000,000 Units, at a price of $10.00 per Unit. Each Unit consists of one share of Class A common stock and one-third of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 9). On May 6, 2021, the Company sold 3,750,000 Additional Units at $10.00 per Additional Unit. The Additional Units were identical to the Units sold pursuant to the Initial Public Offering.